Document And Entity Information	0 Months Ended
Oct. 15, 2013
Document And Entity Information
Document Type	497
Document Period End Date	Oct. 15, 2013
Registrant Name	Advisors Inner Circle Fund II
Central Index Key	0000890540
Amendment Flag	false
Document Creation Date	Oct. 15, 2013
Document Effective Date	Oct. 15, 2013
Prospectus Date	Dec. 03, 2012